Inventories (Tables)	6 Months Ended
Jun. 30, 2021
Inventories
Schedule of inventories

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Crude (1)	2,646,261	1,719,426
Fuels and petrochemicals	2,357,105	1,407,297
Materials for goods production	2,173,980	1,927,237
	7,177,346	5,053,960

(1)	The variation is mainly generated by the increase in the price of crude oil given the recovery of international benchmarks observed in 2021 and by a higher level of inventory in transit.